LEASES - Maturities of finance lease liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Years ending December 31
2023	$ 1,275,119
2024	863,280
2025	785,386
2026	597,933
2027	190,283
Total minimum lease payments	3,712,001
Less amount representing interest	(622,004)
Present value of minimum lease payments	3,089,997
Less current portion	(1,008,587)	$ (926,104)
Finance lease liabilities, less current portion	$ 2,081,410	$ 866,853